Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following table represents summarized data for each of the quarters in 2017, 2016 and 2015:

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in millions, except per share data)
Interest income	$110	$129	$140	$148
Interest expense	27	32	37	41
Net interest income	83	97	103	107
Provision (benefit) for loan losses	3	(1)	2	2
Net interest income after provision for loan losses	80	98	101	105
Net gain on loan sales	48	66	75	79
Loan fees and charges	15	20	23	24
Deposit fees and charges	4	5	5	4
Loan administration income	5	6	5	5
Net return (loss) on the mortgage servicing rights	14	6	6	(4)
Representation and warranty benefit	4	3	4	2
Other noninterest income	10	10	12	14
Noninterest expense	140	154	171	178
Income before income tax	40	60	60	51
Provision for income taxes	13	19	20	96
Net income (loss) from continuing operations	$27	$41	$40	$(45)
Basic income (loss) per share	$0.47	$0.72	$0.71	$(0.79)
Diluted income (loss) per share	$0.46	$0.71	$0.70	$(0.79)

	2016
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in millions, except per share data)
Interest income	$101	$99	$106	$111
Interest expense	22	22	26	24
Net interest income	79	77	80	87
(Benefit) provision for loan losses	(13)	(3)	7	1
Net interest income after provision for loan losses	92	80	73	86
Net gain on loan sales	75	90	94	57
Loan fees and charges	15	19	22	20
Loan administration income	6	4	4	4
Net (loss) on the mortgage servicing rights	(6)	(4)	(11)	(5)
Representation and warranty benefit	2	4	6	7
Other noninterest income	13	15	41	15
Noninterest expense	137	139	142	142
Income before income tax	60	69	87	42
Provision for income taxes	21	22	30	14
Net income from continuing operations	$39	$47	$57	$28
Basic income per share	$0.56	$0.67	$0.98	$0.50
Diluted income per share	$0.54	$0.66	$0.96	$0.49

	2015
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(Dollars in millions, except per share data)
Interest income	$79	$90	$91	$95
Interest expense	14	17	18	19
Net interest income	65	73	73	76
(Benefit) for loan losses	(4)	(13)	(1)	(1)
Net interest income after provision for loan losses	69	86	74	77
Net gain on loan sales	91	83	68	46
Loan fees and charges	17	19	17	14
Loan administration income	4	7	8	7
Net (loss) return on mortgage servicing rights	(2)	9	12	9
Representation and warranty benefit	2	5	6	6
Other noninterest income	7	3	17	15
Noninterest expense	138	138	131	129
Income before income tax	50	74	71	45
Provision for income taxes	18	28	24	12
Net income from continuing operations	$32	$46	$47	$33
Basis income per share	$0.43	$0.69	$0.70	$0.45
Diluted income per share	$0.43	$0.68	$0.69	$0.44